Credit risk exposure and allowances (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of Impairment Losses
December 31, 2022

CREDIT RISK EXPOSURE - FINANCIAL ASSETS (1)	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure

Opening balance as of December 31, 2021	1,455,902,844	234,281,488	9,888,917	12,834,257	5,906,267	1,718,813,773

Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(151,303,035)	154,848,316	848	—	—	3,546,129
Transfers from Stage 2 to Stage 1	116,216,684	(110,975,519)	(134,290)	—	—	5,106,875
Transfers from Stage 1 or 2 to Stage 3	(3,001,415)	(17,006,213)	(583,205)	19,907,890	596,955	(85,988)
Transfers from Stage 3 to Stage 1 or 2	671,480	1,548,859	304,202	(3,029,020)	(324,949)	(829,428)
Changes without transfers between Stages	196,195,650	65,845,780	(4,334,618)	(1,912,889)	211,594	256,005,517
New financial assets originated	6,450,063,254	247,615,076	15,514,068	2,595,079	166,412	6,715,953,889
Repayments	(5,751,165,645)	(175,700,073)	(12,801,962)	(3,536,733)	(287,046)	(5,943,491,459)
Write-offs	—	609	—	(8,943,339)	(3,680,829)	(12,623,559)
Foreign exchange	19,679,472	3,862,987	1,467,659	3,309	490,541	25,503,968
Inflation adjustment	(908,619,869)	(156,005,021)	(4,893,932)	(6,888,934)	(1,527,773)	(1,077,935,529)

Closing balance as of December 31, 2022	1,424,639,420	248,316,289	4,427,687	11,029,620	1,551,172	1,689,964,188

(1)	Refer to Note 35 for credit risk exposure of financial assets with stage allocation by asset classification.

December 31, 2021

CREDIT RISK EXPOSURE - FINANCIAL ASSETS (1)	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure

Opening balance as of December 31, 2020	1,400,280,463	212,843,659	12,500,693	8,640,687	7,343,836	1,641,609,338

Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(203,614,089)	203,975,314	—	—	—	361,225
Transfers from Stage 2 to Stage 1	155,051,862	(147,379,828)	(5,286,227)	—	—	2,385,807
Transfers from Stage 1 or 2 to Stage 3	(3,238,122)	(25,782,961)	(438,703)	29,198,578	447,409	186,201
Transfers from Stage 3 to Stage 1 or 2	463,463	82,293,072	24,887	(77,948,859)	(299,173)	4,533,390
Changes without transfers between Stages	109,073,724	(58,353,768)	11,395,731	111,675,704	759,898	174,551,289
New financial assets originated	6,324,679,419	215,048,407	7,917,200	1,358,592	1,260,284	6,550,263,902
Repayments	(5,769,228,913)	(167,131,831)	(12,674,671)	(44,462,014)	(1,270,635)	(5,994,768,064)
Write-offs	—	534	—	(10,281,400)	(117,246)	(10,398,112)
Foreign exchange	8,782,029	4,558,975	1,520,226	3,243	394,199	15,258,672
Inflation adjustment	(566,346,992)	(85,790,085)	(5,070,219)	(5,350,274)	(2,612,305)	(665,169,875)

Closing balance as of December 31, 2021	1,455,902,844	234,281,488	9,888,917	12,834,257	5,906,267	1,718,813,773

(1)	Refer to Note 35 for credit risk exposure of financial assets with stage allocation by asset classification.
December 31, 2022

CREDIT RISK EXPOSURE - LOAN COMMITMENTS AND FINANCIAL GUARANTEES	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure

Opening balance as of December 31, 2021	160,736,610	12,408,071	189,705	75,399	76	173,409,861

Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(40,201,731)	37,998,034	—	—	—	(2,203,697)
Transfers from Stage 2 to Stage 1	30,575,846	(26,014,532)	(314)	—	—	4,561,000
Transfers from Stage 1 or 2 to Stage 3	(233,694)	(158,718)	(1,596)	188,881	3,056	(202,071)
Transfers from Stage 3 to Stage 1 or 2	65,747	50,220	237	(131,646)	(7,107)	(22,549)
Changes without transfers between Stages	89,549,938	3,946,025	(27,021)	10,312	6,035	93,485,289
New loan commitments and financial guarantees originated	111,344,215	4,702,307	12,276	24,162	—	116,082,960
Expirations and repayments	(58,819,804)	(5,520,080)	(48,435)	(56,659)	—	(64,444,978)
Write-offs	—	—	—	(120)	—	(120)
Foreign exchange	9,370,331	482,435	—	—	—	9,852,766
Inflation adjustment	(107,485,081)	(9,546,505)	(63,250)	(43,384)	(1,903)	(117,140,123)

Closing balance as of December 31, 2022	194,902,377	18,347,257	61,602	66,945	157	213,378,338

December 31, 2021

CREDIT RISK EXPOSURE - LOAN COMMITMENTS AND FINANCIAL GUARANTEES	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure

Opening balance as of December 31, 2020	169,423,558	14,094,794	300,114	24,869	1,453	183,844,788

Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(33,218,798)	29,113,031	—	—	—	(4,105,767)
Transfers from Stage 2 to Stage 1	32,338,986	(29,054,139)	(287,351)	—	—	2,997,496
Transfers from Stage 1 or 2 to Stage 3	(209,292)	(197,109)	(1,860)	283,307	—	(124,954)
Transfers from Stage 3 to Stage 1 or 2	87,526	94,915	—	(169,462)	—	12,979
Changes without transfers between Stages	18,915,074	5,354,194	564,881	(7,519)	(1,099)	24,825,531
New loan commitments and financial guarantees originated	182,751,355	3,483,767	298,834	25,232	—	186,559,188
Expirations and repayments	(149,716,767)	(5,055,286)	(536,092)	(57,596)	—	(155,365,741)
Write-offs	—	—	—	(275)	—	(275)
Foreign exchange	2,508,711	219,286	68,417	—	—	2,796,414
Inflation adjustment	(62,143,743)	(5,645,382)	(217,238)	(23,157)	(278)	(68,029,798)

Closing balance as of December 31, 2021	160,736,610	12,408,071	189,705	75,399	76	173,409,861

Disclosure of allowances
December 31, 2022

ALLOWANCES - FINANCIAL ASSETS	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances

Opening balance as of December 31, 2021	6,397,541	23,554,329	1,170,706	10,141,888	5,419,328	46,683,792

Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(3,185,129)	12,661,601	92	—	—	9,476,564
Transfers from Stage 2 to Stage 1	1,464,053	(6,344,709)	(10,025)	—	—	(4,890,681)
Transfers from Stage 1 or 2 to Stage 3	(180,031)	(4,798,999)	(160,356)	10,860,174	168,872	5,889,660
Transfers from Stage 3 to Stage 1 or 2	35,126	162,508	131,738	(2,123,740)	(131,816)	(1,926,184)
Changes without transfers between Stages	1,440,920	(2,433,358)	(866,472)	4,442,614	248,182	2,831,886
New financial assets originated	24,829,685	17,467,913	876,569	1,513,471	105,952	44,793,590
Repayments	(19,311,837)	(2,805,618)	(773,928)	(2,448,519)	(146,605)	(25,486,507)
Write-offs	—	(81)	—	(7,982,349)	(3,643,858)	(11,626,288)
Foreign exchange	202,373	123,341	57,407	1,894	353,891	738,906
Inflation adjustment	(4,859,760)	(13,513,099)	(305,512)	(5,357,450)	(1,255,918)	(25,291,739)

Closing balance as of December 31, 2022 (1)	6,832,941	24,073,828	120,219	9,047,983	1,118,028	41,192,999

(1)	Impairment of financial assets detailed in the table above includes allowances on financial assets at FVOCI for 12,944,993.

December 31, 2021

ALLOWANCES - FINANCIAL ASSETS	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances

Opening balance as of December 31, 2020	21,002,993	23,850,167	1,177,996	7,234,337	4,581,497	57,846,990

Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(7,462,820)	22,419,053	—	—	—	14,956,233
Transfers from Stage 2 to Stage 1	4,053,685	(14,518,091)	(508,955)	—	—	(10,973,361)
Transfers from Stage 1 or 2 to Stage 3	(281,474)	(8,180,064)	(71,904)	17,855,207	111,365	9,433,130
Transfers from Stage 3 to Stage 1 or 2	34,734	143,076	15,848	(2,658,626)	(153,131)	(2,618,099)
Changes without transfers between Stages	(11,117,150)	8,850,415	1,138,133	2,663,622	2,589,691	4,124,711
New financial assets originated	21,755,487	3,843,693	794,838	1,004,665	677,017	28,075,700
Repayments	(15,800,149)	(3,497,195)	(1,037,751)	(2,629,232)	(731,505)	(23,695,832)
Write-offs	—	(8)	—	(8,676,418)	(100,503)	(8,776,929)
Foreign exchange	251,963	240,912	120,306	1,722	234,652	849,555
Inflation adjustment	(6,039,728)	(9,597,629)	(457,805)	(4,653,389)	(1,789,755)	(22,538,306)

Closing balance as of December 31, 2021 (1)	6,397,541	23,554,329	1,170,706	10,141,888	5,419,328	46,683,792

(1)	Impairment of financial assets detailed in the table above includes allowances on financial assets at FVOCI for 13,711,200.
December 31, 2022

ALLOWANCES - LOAN COMMITMENTS AND FINANCIAL GUARANTEES	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances

Opening balance as of December 31, 2021	1,030,995	522,532	61,915	47,415	—	1,662,857

Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(392,221)	1,700,323	—	—	—	1,308,102
Transfers from Stage 2 to Stage 1	276,160	(1,097,184)	(268)	—	—	(821,292)
Transfers from Stage 1 or 2 to Stage 3	(10,831)	(26,366)	(2,437)	102,977	7,301	70,644
Transfers from Stage 3 to Stage 1 or 2	13,288	6,470	748	(95,114)	(17,851)	(92,459)
Changes without transfers between Stages	316,014	146,048	(32,171)	42,161	12,613	484,665
New loan commitments and financial guarantees originated	1,479,405	97,439	2,474	14,504	—	1,593,822
Repayments	(387,944)	(142,946)	(16,288)	(32,937)	—	(580,115)
Write-offs	—	—	—	(104)	—	(104)
Foreign exchange	79,312	2,238	—	—	—	81,550
Inflation adjustment	(646,673)	(326,061)	(9,671)	(29,108)	(1,959)	(1,013,472)

Closing balance as of December 31, 2022	1,757,505	882,493	4,302	49,794	104	2,694,198

December 31, 2021

ALLOWANCES - LOAN COMMITMENTS AND FINANCIAL GUARANTEES	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances

Opening balance as of December 31, 2020	2,881,944	1,057,407	47,368	21,692	3,820	4,012,231

Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(768,373)	2,334,030	—	—	—	1,565,657
Transfers from Stage 2 to Stage 1	582,800	(2,068,077)	(48,901)	—	—	(1,534,178)
Transfers from Stage 1 or 2 to Stage 3	(6,064)	(36,999)	(35)	194,172	17,074	168,148
Transfers from Stage 3 to Stage 1 or 2	2,291	5,967	—	(126,855)	—	(118,597)
Changes without transfers between Stages	(2,187,527)	(308,095)	75,189	(2,558)	(20,454)	(2,443,445)
New loan commitments and financial guarantees originated	4,664,340	194,795	45,556	16,887	—	4,921,578
Repayments	(3,247,528)	(270,671)	(38,988)	(38,427)	—	(3,595,614)
Write-offs	—	—	—	(243)	—	(243)
Foreign exchange	58,163	10,963	5,351	—	—	74,477
Inflation adjustment	(949,051)	(396,788)	(23,625)	(17,253)	(440)	(1,387,157)

Closing balance as of December 31, 2021	1,030,995	522,532	61,915	47,415	—	1,662,857